Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Dec. 17, 2024	Jan. 01, 2024	Nov. 30, 2019	Nov. 20, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Fair value of options granted			$ 0.62	$ 0.52
Granted	0		25,000
Compensation expense not yet recognized	$ 300		$ 300
Weighted average period of compensation expense not yet recognized	1 year 3 months		1 year 4 months 17 days
Compensation expense	$ 80	$ 81	$ 319	$ 314
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 100	100	$ 100	$ 100
Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Intrinsic value of options exercised			$ 0	$ 476	$ 118
Granted			84,587
Excess tax benefits from stock option activity or stock-based compensation expense recognized in cash flows from operations	$ 0	0	$ 0	0	0
Cara Therapeutics, Inc. | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,100	1,733	6,290	11,607	13,648
Cara Therapeutics, Inc. | Options Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		0
Cara Therapeutics, Inc. | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 326	$ 1,612	$ 2,639	$ 2,123	$ 4,086
Cara Therapeutics, Inc. | Board of Directors Chairman [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded					330
Cara Therapeutics, Inc. | Employees And Non-Employee Members Of Board Of Directors [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted		$ 27.36
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				338,973				384,373
Number of stock options that may be granted after the tenth anniversary of the 2014 Plan	0		0
Annual increases in number of shares reserved for issuance as a percentage of shares of capital stock outstanding through January 1, 2024						3.00%
Granted	0	52,087
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded	0	0
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards granted	10 years		10 years
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Maximum [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						833,333
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Director [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	3 years		3 years
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			25,108	16,699	13,172
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-Based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date	25.00%		25.00%
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	36 months		36 months
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employee And Nonemployee Consultants [Member] | Share Based Compensation Subsequent Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	4 years		4 years
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted			$ 23.76	$ 207	$ 261
Granted			84,587	55,685	52,776
Compensation expense not yet recognized			$ 4,146
Weighted average period of compensation expense not yet recognized			10 months 2 days
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded			25,108
Restricted stock units, grant date fair value			$ 23.76	$ 281.16	$ 363.6
Restricted stock units, vested	792		10,390
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Consultants | Stock Options | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	0
Cara Therapeutics, Inc. | 2014 Equity Incentive Plan [Member] | Non-employee Consultants [Member] | Stock Options | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0	0
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)										$ 0.001
Awarded	0	0
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	0
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awarded	0	0	0	0	0
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-Based Compensation Award, Tranche One [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date	25.00%		25.00%
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-based Compensation Award, Tranche Two [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	36 months		36 months
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share Based Compensation Subsequent Awards [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	4 years		4 years
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized									8,333